Capital Stock - Schedule of Share-based Compensation Expense by Category (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 12.6	$ 12.2
General and administration
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	12.6	11.7
Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 0.0	$ 0.5